Note 06 - Accounts receivable, Allowance for uncollectible accounts (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for uncollectible accounts
Balance at January 1,	$ (1,446)	$ (1,191)	$ (1,290)
Additions	(196)	(130)	(84)
Write-offs	100	88	16
Cumulative translation adjustments	(66)	(213)	167
Balance at December 31,	(1,608)	(1,446)	(1,191)
Allowance on short-term receivables	(1,028)	(875)	(638)
Allowance on long-term receivables	$ (580)	$ (571)	$ (553)